Other Payables and Accruals	12 Months Ended
Dec. 31, 2019
Other Payables and Accruals
Other Payables and Accruals

14. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of
	December 31,
	2018	2019
Unearned revenue	38,680	48,183
Accrued off-hire	7,376	6,968
Accrued purchases	18,578	9,759
Accrued interest	38,107	36,746
Other accruals	24,709	34,586
Total	127,450	136,242

The unearned revenue represents charter hires received in advance in December 2019 relating to the hire period of January 2020 for 22 vessels (December 2018: 17 vessels).